Note 9 - Employment Contracts and Stock Compensation to Related Parties (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended						13 Months Ended	4 Months Ended	9 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	0 Months Ended		1 Months Ended									9 Months Ended		60 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended		0 Months Ended
	Jan. 11, 2012	Jan. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Mar. 31, 2013	Jan. 08, 2013	Sep. 30, 2011	Dec. 31, 2012 Proceeds Required For Cash Compensation of Mr. Silverman [Member]	Mar. 31, 2012 Stock Exchange for Cash Before Period End Prior to Becoming Effective Stock [Member]	Sep. 30, 2013 Settlement of Accrued Compensation [Member] VeriTeQ Corporation Common Stock [Member]	Sep. 30, 2013 Series C Preferred Stock [Member] VeriTeQ [Member]	Sep. 30, 2013 Series C Preferred Stock [Member]	Mar. 14, 2011 Series C Preferred Stock [Member]	Sep. 30, 2013 Series I Preferred Stock [Member]	Dec. 31, 2011 Scott Silverman [Member]	Dec. 31, 2012 Mr. Caragol [Member]	Dec. 31, 2011 Mr. Caragol [Member]	Dec. 31, 2012 Sliverman Security Agreement [Member]	Sep. 30, 2013 Tax Equalization Plan [Member]	Oct. 22, 2013 VeriTeQ [Member]	Jan. 02, 2012 Chief Executive Officer [Member]	Mar. 23, 2012 Chief Executive Officer [Member]	Mar. 31, 2012 Chief Executive Officer [Member]	Jan. 31, 2012 Chief Executive Officer [Member]	Sep. 30, 2011 Chief Executive Officer [Member]	Jan. 31, 2015 Board of Directors Chairman [Member]	Jan. 31, 2014 Board of Directors Chairman [Member]	Jan. 31, 2013 Board of Directors Chairman [Member]	Jan. 31, 2012 Board of Directors Chairman [Member]	Nov. 30, 2010 Board of Directors Chairman [Member]	Sep. 30, 2013 Board of Directors Chairman [Member]	Sep. 30, 2012 Board of Directors Chairman [Member]	Dec. 31, 2016 Board of Directors Chairman [Member]	Sep. 30, 2012 Chief Financial Officer [Member]	Sep. 30, 2012 Chief Financial Officer [Member]	Sep. 30, 2013 Management [Member]	Sep. 30, 2011 Condition For Restricted Stock To Be Granted To Mr. Silverman [Member]	Jan. 08, 2013 Bonus Converted Into Restricted Stock [Member]
Note 9 - Employment Contracts and Stock Compensation to Related Parties (Details) [Line Items]
Officers' Compensation												$ 100,000	$ 461,538						$ 375,000		$ 225,000																	$ 404,423	$ 289,000
Minimum Percentage of Executive Base Salary Entitled for Bonuses							1.00%
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)						12,580,150	2,204,286												1,000,000		750,000					540,000	13,500,000	18,100,000		100,000	100,000	100,000	100,000	100,000			12,500,000					738,916
Restricted Stock Vesting Percentage			50.00%			50.00%	50.00%
undefined							4,879,000																						3,400,000
Common Stock, Shares Authorized (in Shares)			470,000,000	470,000,000		470,000,000	470,000,000	470,000,000			175,000,000																														7,000,000
Share-based Compensation				607,000	1,204,000	1,721,000	3,434,000															361,600
Contractual Obligation			461,538				461,538
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)																									98,724			2,468,118										5,000,000
Proceeds from (Payments for) Other Financing Activities												1,000,000
Shares Received From Contingent Consideration (in Shares)												534,789
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration			1,500,000
Accrued Bonuses, Current			375,000				375,000			75,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms																																					4 years
Restricted Stock, Number of Shares Delayed from Issuance (in Shares)																																				5,000,000
Stock Granted, Value, Share-based Compensation, Gross																				361,598															271,000	259,000
Stock Issued During Period, Value, Share-based Compensation, Gross				995,000		1,721,000	3,434,000																															100,000
Payments for Postemployment Benefits																																						304,423
Bi-weekly Payment to Former Employee																																						3,700	3,700
Allocated Share-based Compensation Expense																																							67,341
Due to Related Parties									94,335					590,000
Common Stock, Shares Authorized			470,000,000	470,000,000		470,000,000	470,000,000	470,000,000			175,000,000																														7,000,000
Stock Issued During Period, Shares, Share-based Compensation, Gross																									98,724			2,468,118										5,000,000
Bonus Amount Converted For Restricted Stock Shares (in Dollars)																																										300,000
Related Party Transaction, Amounts of Transaction (in Dollars)	200,000	200,000																					510,000
Stock Issued During Period, Value, Issued for Services (in Dollars)																																								$ 1,003,000
Sale of Stock, Number of Shares Issued in Transaction														327,778
Convertible Preferred Stock, Shares Issued upon Conversion															1,199,532
Share Price (in Dollars per share)																								$ 1.80
Stockholders' Equity Note, Stock Split, Conversion Ratio																								30
Discount to Closing Bid Price of Common Stock																21.00%
Preferred Stock, Shares Outstanding																		413
Conversion Price of Preferred Stock (in Dollars per share)																		$ 0.036
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.001	$ 0.001		$ 0.001	$ 0.001										$ 10,000	$ 1,000
Preferred Stock, Dividend Rate, Percentage																		6.00%
Percentage by Which Stock Price Exceeds Conversion Price				400.00%